UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-3700
The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	06/30
Date of reporting period:	03/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic California Municipal Money Market Fund
March 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--97.6%	Rate (%)		Date	Amount ($)	Value ($)

California--95.9%
Alameda County Industrial
Development Authority,
Industrial Revenue (United
Manufacturing Project) (LOC;
Wells Fargo Bank)		3.18	4/7/06	1,000,000 a	1,000,000
Alameda County Redevelopment
Agency, Tax Allocation Revenue
(Eden Area Redevelopment
Project) (Insured; MBIA)		3.98	8/1/06	135,000	135,313
Big Bear Lake,
Industrial Revenue (Southwest
Gas Corporation Project) (LOC;
KBC Bank)		3.20	4/7/06	5,400,000 a	5,400,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)		3.37	5/2/06	3,000,000	3,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)		3.32	5/5/06	1,000,000	1,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)		3.32	5/8/06	1,000,000	1,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank, National
Australia Bank, Royal Bank of
Scotland and Societe Generale)		3.32	5/10/06	1,000,000	1,000,000
California,
GO Notes		5.00	6/1/06	295,000	295,876
California,
GO Notes		4.50	9/1/06	400,000	401,874
California,
GO Notes		6.16	9/1/06	100,000	101,252
California,
GO Notes		4.86	10/1/06	360,000	362,902
California,

GO Notes	6.60	3/1/07	140,000	144,266
California,
GO Notes (Insured; MBIA)	5.37	4/1/06	310,000	310,000
California,
RAN	4.50	6/30/06	3,970,000	3,983,197
California Department of Water
Resources, Power Supply
Revenue (LOC: The Bank of New
York and California State
Teachers Retirement)	3.15	4/1/06	6,700,000 a	6,700,000
California Pollution Control
Financing Authority, PCR
(Pacific Gas and Electric
Corp.) (LOC; JPMorgan Chase
Bank)	3.15	4/1/06	9,765,000 a	9,765,000
California Pollution Control
Financing Authority, SWDR
(Marborg Industries Project)
(LOC; Wachovia Bank)	3.22	4/7/06	2,235,000 a	2,235,000
California Pollution Control
Financing Authority, SWDR
(Marborg Industries Project)
(LOC; Wachovia Bank)	3.22	4/7/06	1,500,000 a	1,500,000
California School Cash Reserve
Program Authority, Revenue
(Pool Program) (Insured; AMBAC)	3.97	7/6/06	650,000	651,514
California Statewide Communities
Development Authority,
Multifamily Revenue (Varenna
Assisted Living Project) (LOC;
HSH Nordbank)	3.23	4/7/06	1,000,000 a	1,000,000
California Statewide Communities
Development Authority, Private
Schools Revenue (Saint Mary
and All Angels School) (LOC;
Allied Irish Bank)	3.18	4/7/06	1,300,000 a	1,300,000
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	3.17	4/7/06	3,200,000 a	3,200,000
California Statewide Communities
Development Authority, SWDR
(Chevron USA Inc. Project)	3.17	4/7/06	500,000 a	500,000
Charter MacFloater Certificates
Trust I (Insured; MBIA and
LOC: Bank of America,
Bayerische Landesbank, Dexia
Credit Locale, KBC Bank,
Landesbank Baden-Wuerttemberg,
Lloyds TSB Bank PLC and State
Street Bank and Trust Co.)	3.20	4/7/06	4,000,000 a,b	4,000,000
Corona Community Facilities
District, Special Tax
Refunding (Insured; MBIA)	4.55	9/1/06	120,000	120,811
El Monte School District,

GO Notes (Insured; FGIC)	3.88	5/1/06	200,000	200,071
Fremont Union High School
District, TAN	3.95	7/6/06	2,500,000	2,509,099
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement Revenue
(Liquidity Facility; Merrill
Lynch)	3.23	4/7/06	1,160,000 a,b	1,160,000
Golden Valley Unified School
District, GO Notes, Refunding
(Insured; FSA)	2.98	8/1/06	115,000	115,000
Kern High School District,
GO Notes (Insured; FSA)	3.98	8/1/06	200,000	200,654
Long Beach,
Harbor Revenue, Refunding
(Insured; FGIC)	5.46	5/15/06	400,000	401,045
Los Angeles,
Wastewater System Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; FGIC)	3.16	4/7/06	3,000,000 a	3,000,000
Los Angeles Harbor Department,
Revenue, Refunding (Insured;
AMBAC)	5.47	8/1/06	120,000	120,850
Los Angeles Harbor Department,
Revenue, Refunding (Insured;
MBIA)	3.48	8/1/06	405,000	405,658
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko Steel
Incorporated Project) (LOC;
Comerica Bank)	3.24	4/7/06	2,345,000 a	2,345,000
North Orange County, Regional
Occupational Program, COP
(Educational Center Funding
Program) (Insured; Assured
Guaranty and Liquidity
Facility; Dexia Credit Locale)	3.16	4/7/06	3,000,000 a	3,000,000
Oakland,
COP (Capital Equipment
Project) (LOC; Landesbank
Hessen Thueringen Girozentrale)	3.17	4/7/06	2,400,000 a	2,400,000
Riverside County Housing
Authority, MFHR (Mountain View
Apartments) (LOC: FHLB and
Redlands Federal Savings and
Loans)	3.16	4/7/06	650,000 a	650,000
Sacramento County,
TRAN	4.00	7/10/06	640,000	641,392
Salinas Valley Solid Waste
Authority, RRR (Insured; AMBAC)	4.97	8/1/06	500,000	503,268
San Diego County Regional
Transportation Commission,
Sales Tax Revenue (Insured;
AMBAC)	5.31	4/1/06	175,000	175,268

San Francisco City and County,
GO (Branch Library Facilities
Improvement) (Insured; MBIA)	3.90	6/15/06	100,000	100,092
Santa Clara County Financing
Authority, LR (Multiple
Facilities Project) (Insured;
AMBAC)	5.41	5/15/06	250,000	250,576
Southern California Public Power
Authority, Power Revenue,
Refunding (Palo Verde Project)
(Insured; AMBAC)	5.42	7/1/06	100,000	100,573
Stockton Community Facilities
District, Special Tax Revenue
(Arch Road East Community
Facilities District Number
99-02) (LOC; Wells Fargo Bank)	3.16	4/7/06	1,000,000 a	1,000,000
Union,
MFHR (Mission Sierra)
(Insured; FNMA)	3.14	4/7/06	1,200,000 a	1,200,000
University of California,
College and University Revenue
(Putters Program) (Insured;
MBIA and Liquidity Facility;
PB Finance Inc.)	3.23	4/7/06	1,000,000 a,b	1,000,000
University of California,
Revenue	5.05	5/15/06	350,000	350,755
University of California,
Revenue (University of
California Medical Center)
(Insured; AMBAC)	9.59	7/1/06	150,000	152,361
Vallejo,
Water Revenue, COP (LOC; KBC
Bank)	3.23	4/7/06	2,000,000 a	2,000,000
Walnut Energy Center Authority,
Water and Sewer Revenue, CP
(Turlock Irrigation District)
(LOC; State Street Bank and
Trust Co.)	3.15	5/24/06	1,000,000	1,000,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement)	3.18	4/7/06	2,735,000 a	2,735,000

U.S. Related--1.7%
Puerto Rico Commonwealth,
GO (Public Improvement)
(Insured; XLCA)	4.80	7/1/06	200,000	200,710
Puerto Rico Commonwealth Aqueduct
and Sewer Authority (Insured;
MBIA)	5.96	7/1/06	210,000	211,393
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	4.80	7/1/06	115,000	115,408

Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	6.24	7/1/06	150,000	151,081
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; XCLA)	3.98	7/1/06	120,000	120,293
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	4.80	7/1/06	100,000	100,358
Puerto Rico Municipal Finance
Agency, GO (Insured; FSA)	5.13	8/1/06	100,000	100,563
Puerto Rico Public Buildings
Authority, Public Education
and Health Facilities,
Refunding (Insured; FSA)	5.46	7/1/06	390,000	392,107

Total Investments (cost $78,215,580)			97.6%	78,215,580
Cash and Receivables (Net)			2.4%	1,939,676
Net Assets			100.0%	80,155,256

a	Securities payable on demand. Variable interest rate--subject to periodic change
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $6,160,000 or 7.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environment Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes

TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic Massachusetts Municipal Money Market Fund
March 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--103.5%	Rate (%)		Date	Amount ($)	Value ($)

Massachusetts
Arlington,
GO Notes, BAN		3.70	7/20/06	3,000,000	3,009,682
Canton Housing Authority,
MFHR, Refunding (Canton
Arboretum Apartments)
(Insured; FNMA)		3.17	4/7/06	6,665,000 a	6,665,000
Dennis-Yarmouth Regional School
District, GO Notes, BAN		3.19	11/15/06	3,500,000	3,524,377
Easton,
GO Notes, BAN		3.47	6/9/06	6,000,000	6,002,584
Massachusetts,
GO (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)		3.18	4/1/06	900,000 a	900,000
Massachusetts,
GO, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)		3.20	4/7/06	7,200,000 a	7,200,000
Massachusetts Bay Transportation
Authority, General
Transportation Systems, GO
Notes (Liquidity Facility;
Westdeutsche Landesbank)		3.14	4/7/06	6,000,000 a	6,000,000
Massachusetts Development Finance
Agency, Private Schools
Revenue (Dexter School
Project) (Insured; MBIA and
Liquidity Facility; Wachovia
Bank)		3.19	4/7/06	1,000,000 a	1,000,000
Massachusetts Development Finance
Agency, Private Schools
Revenue (Meadowbrook School)
(LOC; Allied Irish Banks)		3.17	4/7/06	1,500,000 a	1,500,000
Massachusetts Development Finance
Agency, Private Schools
Revenue (Worcester Academy)
(LOC; Allied Irish Banks)		3.19	4/7/06	3,000,000 a	3,000,000
Massachusetts Development Finance
Agency, Revenue (WGBH
Educational Foundation Issue)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)		3.19	4/7/06	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, SWDR (Newark Group

Project) (LOC; JPMorgan Chase
Bank)	3.21	4/7/06	1,000,000 a	1,000,000
Massachusetts Health and
Educational Facilities
Authority, College and
University Revenue (Boston
University) (LOC; State Street
Bank and Trust Co.)	3.12	4/7/06	2,700,000 a	2,700,000
Massachusetts Health and
Educational Facilities
Authority, College and
University Revenue (Emmanuel
College Issue) (LOC; Allied
Irish Banks)	3.18	4/7/06	4,900,000 a	4,900,000
Massachusetts Health and
Educational Facilities
Authority, College and
University Revenue (Harvard
University)	3.02	4/7/06	5,000,000 a	5,000,000
Massachusetts Health and
Educational Facilities
Authority, College and
University Revenue (University
of Massachusetts) (LOC; Dexia
Credit Locale)	3.13	4/7/06	4,650,000 a	4,650,000
Massachusetts Health and
Educational Facilities
Authority, College and
University Revenue (Williams
College)	3.11	4/7/06	6,000,000 a	6,000,000
Massachusetts Health and
Educational Facilities
Authority, Health Care
Facilities Revenue (Fairview
Extended Credit Services)
(LOC; Bank of America)	3.16	4/7/06	1,895,000 a	1,895,000
Massachusetts Health and
Educational Facilities
Authority, Health Care
Facilities Revenue (Hallmark
Health Systems) (Insured; FSA
and Liquidity Facility; Bank
of America)	3.16	4/7/06	2,800,000 a	2,800,000
Massachusetts Health and
Educational Facilities
Authority, Health Care
Facilities Revenue (Partners
Healthcare Systems) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	3.17	4/7/06	4,700,000 a	4,700,000
Massachusetts Health and
Educational Facilities

Authority, Health Care
Facilities Revenue (Partners
Healthcare Systems) (Insured;
FSA and Liquidity Facility:
Bayerische Landesbank and
JPMorgan Chase Bank)	3.18	4/7/06	2,000,000 a	2,000,000
Massachusetts Health and
Educational Facilities
Authority, College and University
Revenue (Wellesley College Issue)	3.18	4/7/06	4,875,000 a	4,875,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Putters Program) (Insured;
FGIC and Liquidity Facility;
JPMorgan Chase Bank)	3.20	4/7/06	5,395,000 a	5,395,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (Insured;
MBIA and Liquidity Facility;
State Street Bank and Trust
Co.)	3.15	4/1/06	5,925,000 a	5,925,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (Insured;
MBIA and Liquidity Facility;
State Street Bank and Trust
Co.)	3.17	4/1/06	3,800,000 a	3,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC; Citizens
Bank of Massachusetts)	3.14	4/7/06	7,500,000 a	7,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC; Royal
Bank of Scotland)	3.14	4/7/06	4,720,000 a	4,720,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC;
Royal Bank of Scotland)	3.16	4/7/06	6,100,000 a	6,100,000
Massachusetts Housing Finance
Agency, Housing Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.14	4/7/06	1,200,000 a	1,200,000
Massachusetts Industrial Finance
Agency, College and University
Revenue (Milton Academy)
(Insured; MBIA and Liquidity

Facility; Bank of America)	3.16	4/7/06	500,000 a	500,000
Massachusetts Industrial Finance
Agency, Health Care Facilities
Revenue (Orchard Cove Inc.)
(LOC; Bank of America)	3.17	4/7/06	2,000,000 a	2,000,000
Massachusetts Port Authority,
Revenue, CP (Liquidity
Facility; Westdeutshe
Landesbank)	3.15	5/11/06	10,000,000	10,000,000
Massachusetts Water Resources
Authority, Multi-Modal Subordinated
General Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.09	4/7/06	1,800,000 a	1,800,000
Massachusetts Water Resources
Authority, Multi-Modal Subordinated
General Revenue, Refunding
(Insured; FGIC and Liquidity
Facility; Bayeriche Landesbank)	3.17	4/7/06	4,200,000 a	4,200,000
Massachusetts Water Resources
Authority, Multi-Modal Subordinated
General Revenue, Refunding
(LOC; Landesbank Hessen-Thuringen
Girozentrale)	3.14	4/1/06	1,800,000 a	1,800,000
Massachussetts Water Resources
Authority, Multi-Modal Subordinated
General Revenue, Refunding
(Insured; FGIC and Liquidity
Facility; Dexia Credit Locale)	3.17	4/7/06	1,500,000 a	1,500,000
Woburn,
GO Notes, BAN	3.70	10/6/06	2,000,000	2,006,993

Total Investments (cost $142,768,636)			103.5%	142,768,636
Liabilities, Less Cash and Receivables			(3.5%)	(4,786,200)
Net Assets			100.0%	137,982,436
a Securities payable on demand. Variable interest rate--subject to periodic change

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environment Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Dreyfus Basic New York Municipal Money Market Fund
March 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.6%	Rate (%)		Date	Amount ($)	Value ($)

New York--99.0%
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)		3.29	4/7/06	1,600,000 a	1,600,000
Aurora,
GO Notes, BAN		3.96	7/25/06	2,242,100	2,248,668
Buffalo Sewer Authority,
Revenue (Insured; FSA)		3.94	7/1/06	1,095,000	1,097,146
Clinton County,
GO Notes, BAN		3.72	7/20/06	2,300,000	2,300,593
Great Neck North Water Authority,
Water System Revenue (Insured;
FGIC and Liquidity Facility;
State Street Bank and Trust
Co.)		3.16	4/7/06	6,400,000 a	6,400,000
Lindenhurst Union Free School
District, GO Notes, TAN		3.50	6/22/06	5,000,000	5,001,491
Liverpool Central School District,
GO Notes, RAN		3.68	7/7/06	2,200,000	2,200,778
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)		3.22	4/7/06	2,500,000 a	2,500,000
Mount Sinai Union Free School
District, GO Notes, TAN		3.92	6/23/06	4,700,000	4,704,180
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy Project) (LOC;
Comercia Bank)		3.20	4/7/06	4,850,000 a	4,850,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)		3.15	4/7/06	5,505,000 a	5,505,000
New York City,
GO Notes (LOC; HSBC Bank USA)		3.17	4/7/06	10,000,000 a	10,000,000
New York City Housing Development
Corporation, MFMR (2 Gold
Street) (LOC; Bank of America)		3.19	4/7/06	8,610,000 a	8,610,000
New York City Housing Development
Corporation, Multi-Family
Rental Housing Revenue (West
89th Street Development)
(Insured; FNMA)		3.18	4/7/06	13,000,000 a	13,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue

(Liquidity Facility; Dexia
Credit Locale)	3.17	4/7/06	12,000,000 a	12,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue, CP
(Liquidity Facility: Dexia
Credit Locale and JPMorgan
Chase Bank)	3.12	4/13/06	5,000,000	5,000,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.15	4/7/06	13,500,000 a	13,500,000
New York Counties Tobacco Trust
III, Tobacco Settlement
Revenue (Liquidity Facility;
Merrill Lynch)	3.23	4/7/06	17,605,000 a,b	17,605,000
New York State Dormitory
Authority, Revenue (North
Shore-Long Island Jewish)
(LOC; Citibank N.A.)	3.15	4/7/06	9,000,000 a	9,000,000
New York State Dormitory
Authority, Revenue (Oxford
University Press Inc.) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.20	4/1/06	2,325,000 a	2,325,000
New York State Energy Research and
Development Authority, Revenue
(Consolidated Edison Company)
(LOC; Citibank N.A.)	3.19	4/7/06	9,700,000 a	9,700,000
New York State Housing Finance
Agency, Revenue (Historic
Front Street) (LOC; The Bank
of New York)	3.16	4/7/06	5,000,000 a	5,000,000
New York State Housing Finance
Agency, Revenue (Hospital for
Special Surgery Staff Housing)
(LOC; JPMorgan Chase Bank)	3.14	4/7/06	4,300,000 a	4,300,000
New York State Housing Finance
Agency, Revenue (Rip Van
Winkle House) (Insured; FHLMC
and Liquidity Facility; FHLMC)	3.22	4/7/06	4,700,000 a	4,700,000
New York State Housing Finance
Agency, Revenue (Worth Street)
(LOC; FNMA)	3.18	4/7/06	12,000,000 a	12,000,000
New York State Local Government
Assistance Corporation,
Revenue (LOC; Societe Generale)	3.12	4/7/06	400,000 a	400,000
New York State Power Authority,
Electric Revenue, CP
(Liquidity Facility; Bank of
Nova Scotia, Landesbank
Badden-Wurttemburg, JPMorgan
Chase Bank, State Street Bank

and Trust Co., The Bank of New
York and Wachovia Bank)	3.32	5/1/06	8,000,000	8,000,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois II, Inc.
Project) (LOC; Key Bank)	3.19	4/7/06	2,500,000 a	2,500,000
Northport-East Northport Union
Free School District, GO
Notes, TAN	3.95	6/30/06	3,000,000	3,002,760
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Onondaga
Community College Housing
Development Corporation
Project) (LOC; Citizens Bank
of Massachusetts)	3.19	4/7/06	3,825,000 a	3,825,000
Orange County Industrial
Development Agency, Civic
Facility Revenue (Horton
Medical Center Project)
(Insured; FSA and Liquidity
Facility; Bank of America)	3.15	4/7/06	9,100,000 a	9,100,000
Plainview Old Bethpage Central
School District, GO Notes, TAN	3.94	6/30/06	9,400,000	9,426,610
Port Authority of New York and New
Jersey, Transportation
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Gironzentrale)	3.20	7/12/06	4,000,000	4,000,000
Port Authority of New York and New
Jersey, Transportation
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.22	6/23/06	1,000,000	1,000,000
Port Authority of New York and New
Jersey, Transportation
Revenue, CP (Liquidity
Facility;
Landesbank-Hessen-Thuringen
Girozentrale)	3.23	7/13/06	3,000,000	3,000,000
Port Authority of New York and New
Jersey, Transportation
Revenue, CP (Liquidity
Facility: Bank of Nova Scotia,
Lloyds TSB Bank PLC and
JPMorgan Chase Bank)	3.10	4/6/06	2,820,000	2,820,000
Port Authority of New York and New
Jersey, Transportation
Revenue, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.10	4/6/06	2,600,000	2,600,000
Putnam County Industrial
Development Agency, Civic

Facility Revenue (Cerebral
Palsy) (LOC; Commerce Bank
N.A.)	3.24	4/7/06	8,025,000 a	8,025,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechic Institute Project)	3.17	4/7/06	3,200,000 a	3,200,000
Spencerport,
GO Notes, BAN	4.44	3/1/07	1,495,000	1,508,215
Tobacco Settlement Financing
Corporation of New York, Asset
Backed Revenue (State
Contingency Contract Secured)	3.96	6/1/06	2,500,000	2,504,337
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; HSBC Bank USA)	3.25	4/7/06	3,775,000 a	3,775,000
Triborough Bridge and Tunnel
Authority, Revenue (Insured;
AMBAC and Liquidity Facility;
State Street Bank and Trust
Co.)	3.15	4/7/06	3,500,000 a	3,500,000
Triborough Bridge and Tunnel
Authority, Revenue, Refunding
(Liquidity Facility; ABN-AMRO)	3.16	4/7/06	13,000,000 a	13,000,000
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute)	3.17	4/7/06	6,750,000 a	6,750,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.24	4/7/06	5,000,000 a,b	5,000,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank)	3.20	4/7/06	7,000,000 a	7,000,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset
Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.23	4/7/06	4,905,000 a,b	4,905,000

U.S. Related--1.6%
Puerto Rico Industrial Tourist
Educational Medical and
Enviromental Control Facility
Financing Authority, Revenue
(Brystol Myers Squibb Project)	3.21	4/7/06	4,400,000 a	4,400,000

Total Investments (cost $278,389,778)	100.6%	278,389,778
Liabilities, Less Cash and Receivables	(.6%)	(1,582,547)
Net Assets	100.0%	276,807,231

a	Securities payable on demand. Variable interest rate--subject to periodic change
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $27,510,000 or 9.9% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environment Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 23, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 23, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)